Warrants - Additional Information (Detail) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Number of warrants outstanding		42,186,503	42,186,503
Warrants outstanding, value		$ 0
Gain in change in derivative			$ 5,317
Warrants issued			42,186,503
Warrant issuance costs			$ 115
Cannex acquisition [member]
Statement [Line Items]
Warrants issued	3,413,418
Warrant issuance costs	$ 1,823